Income Taxes (Details) - Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate [Abstract]
PRC statutory rate	25.00%	25.00%	25.00%
Effect of differing tax rates in different jurisdictions	(0.80%)	2.10%	2.90%
Permanent difference	1.50%	(7.20%)	(3.00%)
Favorable tax rate impact	7.00%	(12.70%)	(25.00%)
Change in valuation allowance	(27.40%)	0.30%	0.70%
Income tax expense	5.30%	7.50%	0.60%